As filed with the Securities and Exchange Commission on April 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisor Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2005

Date of reporting period: February 28, 2005

Item 1. Schedule of Investments.

Hollencrest Equity Fund
Schedule of Investments
February 28, 2005 (Unaudited)

SHARES	COMMON STOCKS - 85.6%	VALUE
	Aerospace & Defense - 7.3%
11,924	Armor Holdings, Inc.*	$ 476,006
2,174	Curtiss-Wright Corp.	120,766
6,863	L-3 Communications Holdings, Inc.	494,822
		1,091,594
	Air Freight & Logistics - 0.9%
3,145	Forward Air Corp.	139,261
	Biotechnology - 2.8%
6,800	Amgen, Inc.*	418,948
	Building Products - 0.9%
3,932	Simpson Manufacturing Co., Inc.	135,772
	Chemicals - 0.9%
8,494	Valhi, Inc.	131,912
	Commercial Services & Supplies - 1.0%
4,528	Brady Corp.	156,759
	Computers & Peripherals - 3.2%
11,859	Dell, Inc.*	475,427
	Construction Materials - 3.0%
7,100	Florida Rock Industries, Inc.	455,607
	Dialysis Centers - 3.4%
12,100	DaVita, Inc.*	511,104
	Electronic Equipment & Instruments - 1.9%
4,500	Flir Systems, Inc.*	140,625
4,027	Trimble Navigation Ltd.*	145,053
		285,678
	Energy - 1.1%
2,630	Southwestern Energy Co.*	160,430
	Energy Equipment & Services - 3.9%
3,535	Cal Dive International, Inc.*	179,507
6,400	Smith International, Inc.	411,264
		590,771
	Finance - 2.8%
12,000	Countrywide Financial Corp.	417,000
	Health Care Equipment & Supplies - 1.9%
5,100	Cytyc Corp.*	116,280
5,856	Palomar Medical Technologies, Inc.*	169,004
		285,284
	Hotels, Restaurants, & Leisure - 5.9%
13,950	Shuffle Master, Inc.*	457,002
7,000	Station Casinos, Inc.	426,580
		883,582
	Internet - 5.8%
9,440	eBay, Inc.*	404,410
14,500	Yahoo!, Inc.*	467,915
		872,325
	Investment Advice - 0.9%
5,000	Calamos Asset Management, Inc.*	141,800
	IT Services - 2.9%
9,360	Cognizant Technology Solutions Corp.*	442,073
	Machinery - 3.0%
12,240	Joy Global, Inc.	449,820
	Medical - 1.5%
5,360	Biomet, Inc.	226,299
	Oil & Gas - 7.5%
11,242	Burlington Resources, Inc.	557,941
8,168	Occidental Petroleum Corp.	573,965
		1,131,906
	Pharmaceuticals - 1.0%
5,849	Connetics Corp.*	144,763
	Retail - 2.4%
8,689	Urban Outfitters, Inc.*	361,375
	Semiconductor & Semiconductor Equipment - 2.7%
4,700	Maxim Integrated Products, Inc.	202,194
10,000	Semtech Corp.*	195,600
		397,794
	Services - 1.9%
5,260	Navigant Consulting, Inc.*	135,445
1,914	UTI Worldwide, Inc.#	141,942
		277,387
	Software - 5.6%
37,954	Symantec Corp.*	835,367
	Specialty Retail - 2.8%
18,556	Claire's Stores, Inc.	426,974
	Textiles, Apparel & Luxury Goods - 3.8%
3,119	Deckers Outdoor Corp.*	127,910
11,300	Fossil, Inc.*	291,540
4,823	Quiksilver, Inc.*	152,359
		571,809
	Wireless Equipment - 2.9%
12,200	QUALCOMM, Inc.	440,542

	Total Common Stocks (Cost $10,987,287)	12,859,363

	EXCHANGE TRADED FUNDS - 3.9%
6,050	iShares Russell 1000 Growth Index Fund	290,702
2,470	SPDR Trust Series 1	297,956

	Total Exchange Traded Funds (Cost $496,962)	588,658

	SHORT-TERM INVESTMENTS - 9.3%

1,401,354	Goldman Sachs Financial Square Funds - Prime Obligations Fund	1,401,354

	Total Short-Term Investments (Cost $1,401,354)	1,401,354

	Total Investments in Securities (Cost $12,885,603) - 98.8%	14,849,375
	Assets in Excess of Other Liabilities - 1.2%	177,926
	NET ASSETS - 100.0%	$ 15,027,301

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

See accompanying Notes to Financial Statements.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl__________
Eric M. Banhazl, President

Date 4/28/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date _4/28/2005_____________________

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date _4/27/2005_________________________

* Print the name and title of each signing officer under his or her signature.